Capital - Local capital regulations (Details) £ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 SGD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)	Dec. 31, 2015 GBP (£)	Dec. 31, 2014 GBP (£)
Estimated capital position with reconciliation to shareholders' equity
IFRS shareholders' equity			£ 16,094	£ 14,667	£ 12,956	£ 11,812
Surplus notes			6,280	6,798
Asia insurance operations | China
Local capital regulations
Minimum core solvency ratio		50.00%
Minimum comprehensive solvency ratio		100.00%
Asia insurance operations | Indonesia
Local capital regulations
Minimum net asset level expressed as a percentage of solvency capital		100.00%
Asia insurance operations | Malaysia
Local capital regulations
Minimum Supervisory Target Capital Level percentage		130.00%
Asia insurance operations | Singapore
Local capital regulations
Minimum financial resources required to meet capital adequacy guidelines | $		$ 5
Jackson (US insurance operations)
Local capital regulations
Amount of reduction in the level of statutory net admitted deferred tax assets	£ 628
Decrease to statutory surplus from permitted practice			£ 355
Solvency II available capital as percentage of local requirement		250.00%	250.00%
Operations within segments | Asia insurance operations
Estimated capital position with reconciliation to shareholders' equity
IFRS shareholders' equity			£ 5,525	4,992
Unallocated surplus of with-profits funds			3,474	2,667
Deferred acquisition costs, distribution rights and goodwill of non-participating business not recognized for regulatory reporting			(1,515)	(1,365)
Other adjustments			2,411	1,628
Total adjustments			4,370	2,930
Total available capital resources of life assurance businesses on local regulatory bases			9,894	7,922
Operations within segments | Jackson (US insurance operations)
Estimated capital position with reconciliation to shareholders' equity
IFRS shareholders' equity			5,013	5,204
Deferred acquisition costs, distribution rights and goodwill of non-participating business not recognized for regulatory reporting			(8,197)	(8,303)
Surplus notes			184	202
Investment and policyholder liabilities valuation differences between IFRS and regulatory basis for Jackson			5,325	6,657
Other adjustments			818	535
Total adjustments			(1,870)	(909)
Total available capital resources of life assurance businesses on local regulatory bases			£ 3,143	£ 4,295